PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M

Prospectus, each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Foreign

Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global

Advantage® Strategy Bond Portfolio, PIMCO Global Bond Portfolio (Unhedged), PIMCO Global

Multi-Asset Managed Allocation Portfolio, PIMCO Global Multi-Asset Managed Volatility

Portfolio, PIMCO Low Duration Portfolio, PIMCO Real Return Portfolio, PIMCO Total Return

Portfolio and the PIMCO Unconstrained Bond Portfolio (the “Portfolios”)

Effective September 26, 2014, each of the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), and PIMCO Global Bond Portfolio (Unhedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO Foreign Bond Portfolio (Unhedged)’s, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)’s, and PIMCO Global Bond Portfolio (Unhedged)’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Dr. Pagani is a Managing Director of PIMCO. Messrs. Balls and Gupta and Dr. Pagani have jointly managed the Portfolio since September 2014.

Effective September 26, 2014, the PIMCO Global Advantage® Strategy Bond Portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Advantage® Strategy Bond Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta and Ms. Rahman are Executive Vice Presidents of PIMCO. Mr. Balls has managed the Portfolio since October 2011, Mr. Gupta has managed the Portfolio since September 2014, and Ms. Rahman has managed the Portfolio since January 2014.

Effective September 26, 2014, the PIMCO Low Duration Portfolio is jointly managed by Scott A. Mather and Jerome Schneider. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Low Duration Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Scott A. Mather and Jerome Schneider. Mr. Mather is CIO U.S. Core Strategies and a Managing Director of PIMCO. Mr. Schneider is a Managing Director of PIMCO. Messrs. Mather and Schneider have jointly managed the Portfolio since September 2014.

Effective September 26, 2014, the PIMCO Total Return Portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Total Return Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Mr. Worah is CIO Real Return and Asset Allocation. Each is a Managing Director of PIMCO. Messrs. Mather, Kiesel and Worah have jointly managed the Portfolio since September 2014.

Effective September 26, 2014, the PIMCO Unconstrained Bond Portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Unconstrained Bond Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Each of Messrs. Parikh, Fahmi and Ivascyn is a Managing Director of PIMCO, and Mr. Ivascyn is Group Chief Investment Officer. Messrs. Parikh, Fahmi and Ivascyn have jointly managed the Portfolio since September 2014.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO CommodityRealReturn® Strategy Portfolio’s and the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is managed by Mihir Worah. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Multi-Asset Managed Allocation Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. Mr. Worah is CIO Real Return and Asset Allocation of PIMCO. All are Managing Directors of PIMCO. Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2009, and Mr. Worah has managed the Portfolio since January 2014. Mr. Worah is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Global Multi-Asset Managed Volatility Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Vineer Bhansali, Curtis Mewbourne and Mihir Worah. Mr. Worah is CIO Real Return and Asset Allocation of PIMCO. All are Managing Directors of PIMCO. Mr. Mewbourne and Dr. Bhansali have managed the Portfolio since its inception in April 2012, and Mr. Worah has managed the Portfolio since January 2014. Mr. Worah is responsible for overall portfolio construction. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolios in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Foreign Bond (Unhedged)	Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

PIMCO Foreign Bond (U.S. Dollar-Hedged)		9/14
PIMCO Global Advantage® Strategy Bond		10/11
PIMCO Global Bond (Unhedged)		9/14

PIMCO Global Diversified Allocation	Vineer Bhansali	4/12*

Managing Director, PIMCO. He is a Portfolio Manager, the firm-wide head of analytics for portfolio management, and a senior member of PIMCO’s portfolio management group. Dr. Bhansali joined PIMCO in 2000, previously having been associated with Credit Suisse First Boston as a vice president in proprietary fixed-income trading.

PIMCO Global Multi-Asset Managed Allocation**		4/09*
PIMCO Global Multi-Asset Managed Volatility**		4/12*

PIMCO Unconstrained Bond	Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

PIMCO Foreign Bond (Unhedged)	Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

PIMCO Foreign Bond (U.S. Dollar-Hedged)		9/14
PIMCO Global Advantage® Strategy Bond		9/14
PIMCO Global Bond (Unhedged)		9/14

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Unconstrained Bond	Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

PIMCO Total Return	Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

PIMCO Low Duration	Scott A. Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.
PIMCO Total Return		9/14

PIMCO Diversified Income	Curtis Mewbourne	*

Managing Director, PIMCO. Mr. Mewbourne is head of portfolio management in the New York office. He manages institutional accounts and mutual funds across a wide range of strategies. Prior to joining PIMCO in 1999, he was a bond trader at Salomon Brothers and at Lehman Brothers. He has 21 years of trading and portfolio management experience and holds an engineering degree in computer science from the University of Pennsylvania.

PIMCO Global Multi-Asset Managed Allocation**		4/09*
PIMCO Global Multi-Asset Managed Volatility**		4/12*

PIMCO Foreign Bond (Unhedged)	Lorenzo Pagani	9/14

Managing Director, PIMCO. Dr. Pagani joined PIMCO in 2004 and is a portfolio manager in PIMCO’s Munich office and head of the European government bond and European rates desk. Prior to joining PIMCO, he was with the nuclear engineering department at the Massachusetts Institute of Technology and with Procter & Gamble in Italy.

PIMCO Foreign Bond (U.S. Dollar-Hedged)		9/14
PIMCO Global Bond (Unhedged)		9/14

PIMCO Unconstrained Bond	Saumil Parikh	9/14

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

PIMCO Global Advantage® Strategy Bond	Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.

PIMCO Low Duration	Jerome Schneider	9/14

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

PIMCO Money Market		1/11
PIMCO Short-Term		1/11

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy	Mihir Worah	12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

PIMCO Global Multi-Asset Managed Allocation**		1/14
PIMCO Global Multi-Asset Managed Volatility**		1/14
PIMCO Real Return		12/07
PIMCO Total Return		9/14

*	Inception of the Portfolio.
**

Mr. Worah is responsible for overall portfolio construction for the PIMCO Global Multi-Asset Managed Allocation Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Foreign Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Foreign

Bond Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Foreign Bond Portfolio

(Unhedged) Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Dr. Pagani is a Managing Director of PIMCO. Messrs. Balls and Gupta and Dr. Pagani have jointly managed the Portfolio since September 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

Lorenzo Pagani	9/14

Managing Director, PIMCO. Dr. Pagani joined PIMCO in 2004 and is a portfolio manager in PIMCO’s Munich office and head of the European government bond and European rates desk. Prior to joining PIMCO, he was with the nuclear engineering department at the Massachusetts Institute of Technology and with Procter & Gamble in Italy.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Administrative Class Prospectus,

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Institutional Class Prospectus and

PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) Advisor Class Prospectus,

each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Dr. Pagani is a Managing Director of PIMCO. Messrs. Balls and Gupta and Dr. Pagani have jointly managed the Portfolio since September 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

Lorenzo Pagani	9/14

Managing Director, PIMCO. Dr. Pagani joined PIMCO in 2004 and is a portfolio manager in PIMCO’s Munich office and head of the European government bond and European rates desk. Prior to joining PIMCO, he was with the nuclear engineering department at the Massachusetts Institute of Technology and with Procter & Gamble in Italy.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Global Advantage® Strategy Bond Portfolio Administrative Class Prospectus,

PIMCO Global Advantage® Strategy Bond Portfolio Institutional Class Prospectus and

PIMCO Global Advantage® Strategy Bond Portfolio Advisor Class Prospectus,

each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Global Advantage® Strategy Bond Portfolio (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta and Ms. Rahman are Executive Vice Presidents of PIMCO. Mr. Balls has managed the Portfolio since October 2011, Mr. Gupta has managed the Portfolio since September 2014, and Ms. Rahman has managed the Portfolio since January 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

Lupin Rahman	1/14	Executive Vice President, PIMCO. Ms. Rahman joined PIMCO in 2008 and is an emerging markets portfolio manager specializing in sovereign credit, monetary and foreign exchange policy analysis.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Global Bond Portfolio (Unhedged) Administrative Class Prospectus, PIMCO Global Bond

Portfolio (Unhedged) Institutional Class Prospectus and PIMCO Global Bond Portfolio (Unhedged)

Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time

(the “Prospectuses”)

Disclosure Related to the PIMCO Global Bond Portfolio (Unhedged) (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. Mr. Balls is CIO Global and a Managing Director of PIMCO. Mr. Gupta is an Executive Vice President of PIMCO. Dr. Pagani is a Managing Director of PIMCO. Messrs. Balls and Gupta and Dr. Pagani have jointly managed the Portfolio since September 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Andrew Balls	9/14

CIO Global and Managing Director, PIMCO. He joined PIMCO in 2006 and is a member of the Investment Committee and head of European portfolio management. Prior to joining PIMCO, he spent eight years at the Financial Times, most recently as editor of the U.S. Lex column and as chief economics correspondent in Washington, D.C.

Sachin Gupta	9/14

Executive Vice President, PIMCO. Mr. Gupta joined PIMCO in 2003. He has previously managed European LDI portfolios and served on the global portfolio management team in PIMCO’s Singapore office. Mr. Gupta has focused on investments in government bonds, sovereign credit derivatives and interest rate derivatives across developed markets. Prior to joining PIMCO, Mr. Gupta was in the fixed income and currency derivatives group at ABN AMRO Bank. He has 17 years of investment experience and holds an MBA from XLRI, India.

Lorenzo Pagani	9/14

Managing Director, PIMCO. Dr. Pagani joined PIMCO in 2004 and is a portfolio manager in PIMCO’s Munich office and head of the European government bond and European rates desk. Prior to joining PIMCO, he was with the nuclear engineering department at the Massachusetts Institute of Technology and with Procter & Gamble in Italy.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Low Duration Portfolio Administrative Class Prospectus, PIMCO Low Duration Portfolio

Institutional Class Prospectus and PIMCO Low Duration Portfolio Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Low Duration Portfolio (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Scott A. Mather and Jerome Schneider. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Scott A. Mather and Jerome Schneider. Mr. Mather is CIO U.S. Core Strategies and a Managing Director of PIMCO. Mr. Schneider is a Managing Director of PIMCO. Messrs. Mather and Schneider have jointly managed the Portfolio since September 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Scott A. Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

Jerome Schneider	9/14

Managing Director, PIMCO. Mr. Schneider joined PIMCO in 2008. Prior to joining PIMCO, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP6_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Total Return Portfolio Administrative Class Prospectus, PIMCO Total Return Portfolio

Institutional Class Prospectus and PIMCO Total Return Portfolio Advisor Class Prospectus, each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Total Return Portfolio (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah. Mr. Mather is CIO U.S. Core Strategies. Mr. Kiesel is CIO Global Credit. Mr. Worah is CIO Real Return and Asset Allocation. Each is a Managing Director of PIMCO. Messrs. Mather, Kiesel and Worah have jointly managed the Portfolio since September 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Scott A. Mather	9/14	CIO U.S. Core Strategies and Managing Director, PIMCO. Previously he was head of global portfolio management. He joined PIMCO in 1998.

Mark Kiesel	9/14

CIO Global Credit and Managing Director, PIMCO. He is a member of the PIMCO Investment Committee, a generalist portfolio manager and the global head of corporate bond portfolio management. He has served as a portfolio manager, head of equity derivatives and as a senior Credit Analyst since joining PIMCO in 1996.

Mihir Worah	9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP7_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the

PIMCO Unconstrained Bond Portfolio Administrative Class Prospectus, PIMCO Unconstrained

Bond Portfolio Institutional Class Prospectus, PIMCO Unconstrained Bond Portfolio Advisor Class Prospectus and PIMCO Unconstrained Bond Portfolio Class M Prospectus,

each dated April 30, 2014, as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO Unconstrained Bond Portfolio (the “Portfolio”)

Effective September 26, 2014, the Portfolio’s portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Each of Messrs. Parikh, Fahmi and Ivascyn is a Managing Director of PIMCO, and Mr. Ivascyn is Group Chief Investment Officer. Messrs. Parikh, Fahmi and Ivascyn have jointly managed the Portfolio since September 2014.

In addition, effective immediately, the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio Manager(s)	Since	Recent Professional Experience
Saumil Parikh	9/14

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

Mohsen Fahmi	9/14

Managing Director, PIMCO. Mr. Fahmi joined PIMCO in 2014 and is a generalist portfolio manager focusing on global fixed income assets. Prior to joining PIMCO, Mr. Fahmi was with Moore Capital Management, most recently as a senior portfolio manager and previously as chief operating officer. Mr. Fahmi has also previously served as co-head of bond and currency proprietary trading at Tokai Bank Europe, head of leveraged investment at Salomon Brothers and executive director of proprietary trading at Goldman Sachs. Prior to this, he was a proprietary trader for J.P. Morgan in both New York and London, and he also spent seven years as an investment officer at the World Bank in Washington, DC. He has 30 years of investment experience and holds an MBA from Stanford University.

Daniel J. Ivascyn	9/14

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP8_092914

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2014 to the Prospectuses for each share class of the

PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Global Multi-Asset Managed

Allocation Portfolio, PIMCO Global Multi-Asset Managed Volatility Portfolio and

PIMCO Real Return Portfolio, each dated April 30, 2014, as supplemented (the “Prospectuses”)

Effective immediately, all references in the Prospectuses to the title of the individual listed below are deleted and replaced with the title indicated below:

Mihir P. Worah—CIO Real Return and Asset Allocation

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP9_092914

PIMCO Variable Insurance Trust

Supplement dated September 29, 2014 to the

Statement of Additional Information dated April 30, 2014,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Advantage® Strategy Bond Portfolio, PIMCO Global Bond Portfolio (Unhedged), PIMCO Low Duration Portfolio, PIMCO Total Return Portfolio and the PIMCO Unconstrained Bond Portfolio (the “Portfolios”)

Effective September 26, 2014, each of the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), and PIMCO Global Bond Portfolio (Unhedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. In addition, effective September 26, 2014, the PIMCO Global Advantage® Strategy Bond Portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. In addition, effective September 26, 2014, the PIMCO Low Duration Portfolio is jointly managed by Scott A. Mather and Jerome Schneider; the PIMCO Total Return Portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah; and the PIMCO Unconstrained Bond Portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI. In addition, effective immediately, the following information is added to the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Mr. Fahmi[5]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	2	462.17	0	0.00
Mr. Gupta[7]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	1	477.42	0	0.00
Other Accounts	0	0.00	0	0.00
Mr. Ivascyn[8]
Registered Investment Companies	10	44,948.92	0	0.00
Other Pooled Investment Vehicles	11	8,977.17	2	1.00
Other Accounts	93	9,890.65	3	2,969.56
Mr. Kiesel[10]
Registered Investment Companies	9	43,719.71	0	0.00

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Other Pooled Investment Vehicles	38	46,514.16	8	6,168.72
Other Accounts	139	69,592.03	14	4,739.97
Dr. Pagani[13]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	13	3,274.77	4	964.32
Other Accounts	25	5,475.89	8	2,108.89
Mr. Parikh[14]
Registered Investment Companies	26	55,312.00	0	0.00
Other Pooled Investment Vehicles	29	19,637.03	3	573.72
Other Accounts	148	60,451.59	10	5,040.76

[5]	Effective September 26, 2014, Mr. Fahmi co-manages the PIMCO Unconstrained Bond Portfolio ($405.3 million, as of December 31, 2013).
[7]

Effective September 26, 2014, Mr. Gupta co-manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2013, is in parenthesis next to its name): PIMCO Foreign Bond Portfolio (Unhedged) ($49.8 million); PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) ($66.2 million); PIMCO Global Advantage® Strategy Bond Portfolio ($236.4 million); PIMCO Global Bond Portfolio (Unhedged) ($322.4 million).

[8]	Effective September 26, 2014, Mr. Ivascyn co-manages the PIMCO Unconstrained Bond Portfolio ($405.3 million, as of December 31, 2013).
[10]	Effective September 26, 2014, Mr. Kiesel co-manages the PIMCO Total Return Portfolio ($10,152 million, as of December 31, 2013).
[13]

Effective September 26, 2014, Dr. Pagani co-manages the following Portfolios (each Portfolio’s total assets under management, as of December 31, 2013, is in parenthesis next to its name): PIMCO Foreign Bond Portfolio (Unhedged) ($49.8 million); PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) ($66.2 million); PIMCO Global Bond Portfolio (Unhedged) ($322.4 million).

[14]	Effective September 26, 2014, Mr. Parikh co-manages the PIMCO Unconstrained Bond Portfolio ($405.3 million, as of December 31, 2013).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective September 26, 2014, each of the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), and PIMCO Global Bond Portfolio (Unhedged) is jointly managed by Andrew Balls, Sachin Gupta and Lorenzo Pagani. In addition, effective September 26, 2014, the PIMCO Global Advantage® Strategy Bond Portfolio is jointly managed by Andrew Balls, Sachin Gupta and Lupin Rahman. In addition, effective September 26, 2014, the PIMCO Low Duration Portfolio is jointly managed by Scott A. Mather and Jerome Schneider; the PIMCO Total Return Portfolio is jointly managed by Scott A. Mather, Mark Kiesel and Mihir Worah; and the PIMCO Unconstrained Bond Portfolio is jointly managed by Saumil Parikh, Mohsen Fahmi and Daniel J. Ivascyn. Information for Messrs. Fahmi, Gupta, Ivascyn, Kiesel and Parikh and Dr. Pagani is as of September 26, 2014.

Additionally, effective immediately, corresponding changes are made in the table in the “Portfolio Managers—Securities Ownership” section of the SAI. In addition, effective immediately, the following information is added to the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Fahmi	PIMCO Unconstrained Bond	None

Gupta	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Advantage® Strategy Bond	None
	PIMCO Global Bond (Unhedged)	None

Ivascyn	PIMCO Unconstrained Bond	None

Kiesel	PIMCO Total Return

Pagani	PIMCO Foreign Bond (Unhedged)	None
	PIMCO Foreign Bond (U.S. Dollar-Hedged)	None
	PIMCO Global Bond (Unhedged)	None

Parikh	PIMCO Unconstrained Bond	None

Disclosure Related to All Series of PIMCO Variable Insurance Trust

Additionally, effective immediately, references to William H. Gross in the table in the “Management of the Trust—Executive Officers” section of the SAI are deleted.

Investors Should Retain This Supplement For Future Reference

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